Provisions	12 Months Ended
Dec. 31, 2019
Provisions
Provisions

26.  Provisions

	Current liabilities		Non-current liabilities
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
Payroll, related charges and other remunerations	790	1,046	—	—
Onerous contracts (note 20)	57	60	866	642
Environmental obligations	146	100	243	202
Asset retirement obligations (note 27)	158	85	3,802	3,030
Provisions for litigation (note 28)	—	—	1,462	1,357
Employee postretirement obligations (note 29)	79	72	2,120	1,864
Provisions	1,230	1,363	8,493	7,095